SHARE-BASED COMPENSATION - Settlement of Liability Classified Restricted Shares (Details) - CNY (¥) ¥ in Thousands	7 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2019	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED COMPENSATION
Compensation expense				¥ 189,756	¥ 105,877	¥ 59,843
Settlement of liability-classified restricted shares award				7,984	6,357	4,462
Directors
SHARE-BASED COMPENSATION
Compensation expense				0
Restricted shares
SHARE-BASED COMPENSATION
Compensation expense				¥ 189,447	¥ 89,804	¥ 56,237
Restricted shares | Directors
SHARE-BASED COMPENSATION
Settlement of liability-classified restricted shares award (in shares)	502,000	237,312	260,560
Settlement of liability-classified restricted shares award	¥ 4,462	¥ 7,984	¥ 6,357